Schedule I - Condensed Financial Information of Parent	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT
THE AES CORPORATION
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT
BALANCE SHEETS
DECEMBER 31, 2022 AND 2021

	December 31,
	2022	2021
	(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$24	$40
Accounts and notes receivable from subsidiaries	169	231
Prepaid expenses and other current assets	47	50
Total current assets	240	321
Investment in and advances to subsidiaries and affiliates	7,204	7,159
Office Equipment:
Cost	16	29
Accumulated depreciation	(10)	(23)
Office equipment, net	6	6
Other Assets:
Deferred financing costs, net of accumulated amortization of $9 and $7, respectively	8	6
Other assets	117	33
Total other assets	125	39
Total assets	$7,575	$7,525
LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable	$33	$17
Accounts and notes payable to subsidiaries	609	161
Accrued and other liabilities	319	340
Total current liabilities	961	518
Long-term Liabilities:
Debt	3,894	3,729
Other long-term liabilities	283	480
Total long-term liabilities	4,177	4,209
Stockholders' equity:
Preferred stock	838	838
Common stock	8	8
Additional paid-in capital	6,688	7,106
Accumulated deficit	(1,635)	(1,089)
Accumulated other comprehensive loss	(1,640)	(2,220)
Treasury stock	(1,822)	(1,845)
Total stockholders' equity	2,437	2,798
Total liabilities and equity	$7,575	$7,525

See Notes to Schedule I.
THE AES CORPORATION
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2022, 2021, AND 2020

For the Years Ended December 31,	2022	2021	2020
	(in millions)
Revenue from subsidiaries and affiliates	$30	$28	$29
Equity in earnings of subsidiaries and affiliates	(280)	(47)	383
Interest income	28	20	31
General and administrative expenses	(140)	(121)	(125)
Other income	14	51	26
Other expense	—	(65)	(6)
Loss on extinguishment of debt	—	—	(146)
Interest expense	(163)	(74)	(163)
Income (loss) before income taxes	(511)	(208)	29
Income tax benefit (expense)	(35)	(201)	17
Net income (loss)	$(546)	$(409)	$46
See Notes to Schedule I.
THE AES CORPORATION
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
YEARS ENDED DECEMBER 31, 2022, 2021, AND 2020

	2022	2021	2020
	(in millions)
NET INCOME (LOSS)	$(546)	$(409)	$46
Foreign currency translation activity:
Foreign currency translation adjustments, net of income tax (expense) benefit of $0, $0 and $(8), respectively	(37)	(86)	—
Reclassification to earnings, net of $0 income tax for all periods	—	3	192
Total foreign currency translation adjustments, net of tax	(37)	(83)	192
Derivative activity:
Change in derivative fair value, net of income tax benefit (expense) of $(198), $8 and $90, respectively	645	(7)	(309)
Reclassification to earnings, net of income tax expense of $0, $73 and $19, respectively	44	254	72
Total change in fair value of derivatives, net of tax	689	247	(237)
Pension activity:
Change in pension adjustments due to net actuarial gain (loss) for the period, net of income tax (expense) benefit of $(2), $(9) and $4, respectively	10	23	(12)
Reclassification of earnings, net of income tax expense of $1, $3 and $0, respectively	—	1	—
Total change in unfunded pension obligation	10	24	(12)
OTHER COMPREHENSIVE INCOME (LOSS)	662	188	(57)
COMPREHENSIVE INCOME (LOSS)	$116	$(221)	$(11)
See Notes to Schedule I.
THE AES CORPORATION
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT
STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2022, 2021, AND 2020

For the Years Ended December 31,	2022	2021	2020
	(in millions)
Net cash provided by operating activities	$434	$570	$434
Investing Activities:
Proceeds from the sale of business interests, net of expenses	157	64	412
Investment in and net advances to subsidiaries	(1,716)	(2,260)	(652)
Return of capital	907	698	346
Additions to property, plant and equipment	(10)	(14)	(8)
Purchase of short term investments, net	—	—	(1)
Net cash provided by (used in) investing activities	(662)	(1,512)	97
Financing Activities:
(Repayments) Borrowings under the revolver, net	(40)	295	(110)
Borrowings of notes payable and other coupon bearing securities	200	—	3,397
Repayments of notes payable and other coupon bearing securities	—	—	(3,366)
Loans from subsidiaries	465	—	25
Issuance of preferred stock	—	1,014	—
Proceeds from issuance of common stock	15	8	4
Common stock dividends paid	(422)	(401)	(381)
Payments for deferred financing costs	(4)	(4)	(38)
Sales to noncontrolling interests	—	(1)	—
Other financing	(2)	1	(3)
Net cash provided by (used in) financing activities	212	912	(472)
Increase (Decrease) in cash and cash equivalents	(16)	(30)	59
Cash and cash equivalents, beginning	40	70	11
Cash and cash equivalents, ending	$24	$40	$70
Supplemental Disclosures:
Cash payments for interest, net of amounts capitalized	$125	$79	$156
Cash payments (refunds) for income taxes	1	—	(8)
See Notes to Schedule I
SCHEDULE I
NOTES TO SCHEDULE I
1. Application of Significant Accounting Principles
The Schedule I Condensed Financial Information of the Parent includes the accounts of The AES Corporation (the “Parent Company”) and certain holding companies.
ACCOUNTING FOR SUBSIDIARIES AND AFFILIATES — The Parent Company has accounted for the earnings of its subsidiaries on the equity method in the financial information.
INCOME TAXES — Positions taken on the Parent Company's income tax return which satisfy a more-likely-than-not threshold will be recognized in the financial statements. The income tax expense or benefit computed for the Parent Company reflects the tax assets and liabilities on a stand-alone basis and the effect of filing a consolidated U.S. income tax return with certain other affiliated companies.
ACCOUNTS AND NOTES RECEIVABLE FROM SUBSIDIARIES — Amounts have been shown in current or long-term assets based on terms in agreements with subsidiaries, but payment is dependent upon meeting conditions precedent in the subsidiary loan agreements.
2. Debt
Senior and Unsecured Notes and Loans Payable ($ in millions)

			December 31,
	Interest Rate	Maturity	2022	2021
Senior Variable Rate Term Loan	SOFR + 1.125%	2024	200	—
Senior Unsecured Note	3.300%	2025	900	900
Drawings on revolving credit facility	SOFR + 1.75%	2027	325	365
Senior Unsecured Note	1.375%	2026	800	800
Senior Unsecured Note	3.95%	2030	700	700
Senior Unsecured Note	2.45%	2031	1,000	1,000
Unamortized (discounts)/premiums & debt issuance (costs)			(31)	(36)
Total			$3,894	$3,729

FUTURE MATURITIES OF RECOURSE DEBT — As of December 31, 2022 scheduled maturities are presented in the following table (in millions):

December 31,	Annual Maturities
2023	$—
2024	200
2025	900
2026	800
2027	325
Thereafter	1,700
Unamortized (discount)/premium & debt issuance (costs), net	(31)
Total debt	$3,894
3. Dividends from Subsidiaries and Affiliates
Cash dividends received from consolidated subsidiaries were $832 million, $894 million, and $1 billion for the years ended December 31, 2022, 2021, and 2020, respectively. For the years ended December 31, 2022, 2021, and 2020, $157 million, $65 million, and $302 million, respectively, of the dividends paid to the Parent Company are derived from the sale of business interests and are classified as an investing activity for cash flow purposes. All other dividends are classified as operating activities. There were no cash dividends received from affiliates accounted for by the equity method for the years ended December 31, 2022, 2021, and 2020.
4. Guarantees and Letters of Credit
GUARANTEES — In connection with certain project financing, acquisitions and dispositions, power purchases and other agreements, the Parent Company has expressly undertaken limited obligations and commitments, most of which will only be effective or will be terminated upon the occurrence of future events. These obligations and commitments, excluding those collateralized by letter of credit and other obligations discussed below, were limited as of December 31, 2022 by the terms of the agreements, to an aggregate of approximately $2.4 billion, representing 81 agreements with individual exposures ranging up to $400 million. These amounts exclude normal and customary representations and warranties in agreements for the sale of assets (including ownership in associated legal entities) where the associated risk is considered to be nominal.
LETTERS OF CREDIT — At December 31, 2022, the Parent Company had $34 million in letters of credit outstanding under the revolving credit facility, representing 16 agreements with individual exposures up to $15 million; $128 million in letters of credit outstanding under the unsecured credit facilities, representing 39 agreements with individual exposures ranging up to $36 million; and $123 million in letters of credit outstanding under bilateral agreements, representing 2 agreements with individual exposures ranging up to $64 million. During the year ended December 31, 2022, the Parent Company paid letter of credit fees ranging from 1% to 3% per annum on the outstanding amounts.